Accounts Receivable, net - Allowance for current expected credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the year	¥ (2,894)	¥ (596)	¥ (506)
Additions	(292)	(14,620)	(90)
Reversals	1,480	12,322
Balance at the end of the year	¥ (1,706)	¥ (2,894)	¥ (596)